Acquisitions	12 Months Ended
Dec. 31, 2017
Acquisitions
Acquisitions

2Acquisitions

Proposed Aetna Acquisition

On December 3, 2017, the Company entered into a definitive merger agreement to acquire all of the outstanding shares of Aetna for a combination of cash and stock. Under the terms of the merger agreement, Aetna shareholders will receive $145.00 per share in cash and 0.8378 CVS Health shares for each Aetna share. The transaction values Aetna at approximately $207 per share or approximately $69 billion based on the Company’s 5-day volume weighted average price ending December 1, 2017 of $74.21 per share. Including the assumption of Aetna’s debt, the total value of the transaction is approximately $77 billion. The final purchase price will be determined based on the Company’s stock price on the date of closing of the transaction.

The proposed acquisition remains subject to approval by CVS Health and Aetna shareholders and customary closing conditions, including the expiration of the waiting period under the federal Hart-Scott-Rodino Antitrust Improvements Act of 1976 and approvals of state departments of insurance and U.S. and international regulators.

If the transaction is not completed, the Company could be liable to Aetna for a termination fee of $2.1 billion in connection with the merger agreement, depending on the reasons leading to such termination.

During the year ended December 31, 2017, the Company recorded $34 million of transaction-related costs in operating expenses in connection with the proposed acquisition.

Wellpartner Acquisition

On November 30, 2017, the Company acquired Wellpartner, Inc. (“Wellpartner”) for approximately $380 million. The purchase price is subject to a working capital adjustment. Wellpartner is a provider of specialty pharmacy services which provides products and services under the Section 340B drug discount program, which is a U.S. federal government program that requires drug manufacturers participating in the Medicaid program to provide outpatient drugs to eligible health care organizations and covered entities at significantly reduced prices. Wellpartner has two specialty pharmacies, one in Oregon, and the other, Bluegrass Pharmacy of Lexington, LLC (“Bluegrass Pharmacy”), is located in Kentucky. The fair value of the assets acquired and liabilities assumed were $532 million and $152 million, respectively, which included identifiable intangible assets of $233 million and goodwill of $182 million that were recorded in the PSS. The allocation of the purchase price is preliminary and is based on information that was available to management at the time the consolidated financial statements were prepared, accordingly, the allocation may change. The Company has classified the assets of Bluegrass Pharmacy as held for sale, and has reported Bluegrass Pharmacy as a discontinued operation. The assets held for sale and the operating results of Bluegrass Pharmacy as of and for the month ended December 31, 2017 are immaterial.

Target Pharmacy Acquisition

On December 16, 2015, the Company acquired the pharmacy and clinic businesses of Target for approximately $1.9 billion, plus contingent consideration of up to $60 million based on future prescription growth over a three year period through 2019. The Company acquired Target’s 1,672 pharmacies which operate in 47 states and will operate them through a store-within-a-store format, branded as CVS Pharmacy. The Company also acquired 79 Target clinic locations which were rebranded as MinuteClinic. The Company acquired the Target pharmacy and clinic businesses primarily to expand the geographic reach of its retail pharmacy business.

The fair values of the assets acquired at the date of acquisition were approximately as follows:

In millions
Accounts receivable	$2
Inventories	467
Property and equipment	9
Intangible assets	490
Goodwill	900
Total cash consideration	$1,868

Intangible assets acquired include customer relationships with an estimated useful life of 13 years. The goodwill represents future economic benefits expected to arise from the Company’s expanded geographic presence in the retail pharmacy market, the assembled workforce acquired, expected purchasing and revenue synergies, as well as operating efficiencies and cost savings. The goodwill is deductible for income tax purposes. As of December 31, 2017 and 2016, no liability for any potential contingent consideration has been recorded based on projections for future prescription growth over the relevant period.

In connection with the closing of the transaction, the Company and Target entered into pharmacy and clinic operating and master lease agreements. See Note 7 “Leases” of the consolidated financial statements for disclosures of the Company’s leasing arrangements.

During the year ended December 31, 2015, the Company incurred transaction costs of approximately $26 million associated with the acquisition that were recorded within operating expenses. The results of the Target pharmacies and clinics are included in the Company’s Retail/LTC Segment beginning on December 16, 2015. Pro forma financial information for this acquisition is not presented as such results are immaterial to the Company’s consolidated financial statements.

Omnicare Acquisition

On August 18, 2015, the Company acquired 100% of the outstanding common shares and voting interests of Omnicare, for $98 per share for a total of $9.6 billion and assumed long-term debt with a fair value of approximately $3.1 billion. Omnicare is a leading health care services company that specializes in the management of complex pharmaceutical care. Omnicare’s LTC business is the nation’s largest provider of pharmaceuticals, related pharmacy consulting and other ancillary services to chronic care facilities and other care settings. In addition, Omnicare has a specialty pharmacy business operating primarily under the name of ACS Pharmacy, and provides commercialization services under the name of RxCrossroads®. The Company includes LTC and the commercialization services business in the Retail/LTC Segment, and includes the specialty pharmacy business in its Pharmacy Services Segment. The Company acquired Omnicare to expand its operations in dispensing prescription drugs to assisted-living and long-term care facilities, and to broaden its presence in the specialty pharmacy business as the Company seeks to serve a greater percentage of the growing senior patient population in the United States.

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

In Millions
Current assets (including cash of $298)	$1,657
Property and equipment	313
Goodwill	9,139
Intangible assets	3,962
Other noncurrent assets	63
Current liabilities	(773)
Long-term debt	(3,110)
Deferred income tax liabilities	(1,498)
Other noncurrent liabilities	(69)
Redeemable noncontrolling interest	(39)
Total consideration	$9,645

The goodwill represents future economic benefits expected to arise from the Company’s expanded presence in the pharmaceutical care market, the assembled workforce acquired, expected purchasing and revenue synergies, as well as operating efficiencies and cost savings. Goodwill of $8.7 billion was allocated to the Retail/LTC Segment and the remaining goodwill of $0.4 billion was allocated to the Pharmacy Services Segment. Approximately $0.4 billion of the goodwill is deductible for income tax purposes. Intangible assets acquired include customer relationships and trade names of $3.9 billion and $74 million, respectively, with estimated weighted average useful lives of 19.1 and 2.9 years, respectively, and 18.8 years in total.

During the year ended December 31, 2015, the Company incurred transaction costs of $70 million associated with the acquisition of Omnicare that were recorded within operating expenses.

The Company’s consolidated results of operations for the year ended December 31, 2015, include $2.6 billion of net revenues and net income of $61 million associated with the operating results of Omnicare from August 18, 2015 to December 31, 2015. These Omnicare operating results include severance costs and accelerated stock-based compensation.

The following unaudited pro forma information presents a summary of the Company’s combined results of operations for the year ended December 31, 2015 as if the Omnicare acquisition and the related financing transactions had occurred on January 1, 2015. The following pro forma financial information is not necessarily indicative of the results of operations as they would have been had the transactions been effected on the assumed date, nor is it necessarily an indication of trends in future results for a number of reasons, including, but not limited to, differences between the assumptions used to prepare the pro forma information, basic shares outstanding and dilutive equivalents, cost savings from operating efficiencies, potential synergies, and the impact of incremental costs incurred in integrating the businesses.

(In millions, except per share data)
Total revenues	$156,798
Income from continuing operations	5,277
Basic earnings per share from continuing operations	4.70
Diluted earnings per share from continuing operations	4.66

Pro forma income from continuing operations for the year ended December 31, 2015, excludes $135 million related to severance costs, accelerated stock-based compensation and transaction costs incurred in connection with the Omnicare acquisition.